Related Parties Disclosures - Schedule of Related Party Transactions (Details) - Related Party [Member]	9 Months Ended
	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 MYR (RM)
Schedule of Related Party Transactions [Line Items]
Payments made on behalf by director	RM 62,673	$ 14,888	RM 23,944
Employee benefit expenses charged from related parties			12,000
Selling and administrative expenses charged from related parties			RM 8,495